Shareholders’ Meetings	12 Months Ended
Dec. 31, 2024
Shareholders Meetings
Shareholders’ Meetings

Note	37 | Shareholders’ Meetings

The Company’s Ordinary and Extraordinary Shareholders’ Meeting held on April 25, 2024 resolved, among other issues, the following:

-	To approve the Company’s Annual Report and Financial Statements as of December 31, 2023.
-	To allocate the $ 48,371 profit for the year ended December 31, 2023 corresponding to the financial statements issued on March 8, 2024 (which at the purchasing power of the currency at December 31, 2024 amounts to $ 105,335) to the absorption of the accumulated deficit of the Unappropriated Retained Earnings account, in accordance with the terms of section 70, 3rd paragraph, of Business Organizations Law No. 19,550.
-	To approve the actions taken by the Directors and Supervisory Committee members, together with their respective remunerations.
-	To appoint Directors, Supervisory Committee members and the external auditors for the current fiscal year.
-	To extend for a period of five years the term of the Simple Corporate Notes Program for up to USD 750,000,000 and to delegate powers to the Board of Directors.
-	To extend the term for the holding of the Company’s treasury shares.
-	To amend section 4 of the Bylaws, subject to its approval by the ENRE.

On May 9, 2024, by means of Resolution No. 271/2024, the ENRE approved the amendment to the bylaws resolved by the shareholders’ meeting, which was assented to by the CNV by means of General Resolution No. 22,743/2024 dated June 18, 2024 and registered with the IGJ on July 24, 2024.